Cover	Sep. 05, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2024
Entity File Number	001-40990
Entity Registrant Name	FORTUNE RISE ACQUISITION CORPORATION
Entity Central Index Key	0001849294
Entity Tax Identification Number	86-1850747
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13575 58th Street North
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	440-4603
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And Onehalf Of One Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	FRLAU
Security Exchange Name	NASDAQ
Class Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FRLA
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	FRLAW
Security Exchange Name	NASDAQ